DEBT FACILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2016	Dec. 31, 2015
Statement [Line Items]
Borrowings	$ 31,769	$ 43,938		$ 15,000
Description of financial convenants on debt facilities	These debt facilities include financial covenants, to be tested quarterly on a consolidated basis, requiring First Majestic to maintain the following: (a) a leverage ratio based on total debt to rolling four quarters adjusted EBITDA less 50% of sustaining capital expenditures of not more than 3.00 to 1.00; (b) an interest coverage ratio, based on rolling four quarters adjusted EBITDA divided by interest payments, of not less than 4.00 to 1.00; and (c) tangible net worth of not less than $436.0 million plus 80% of its positive earnings subsequent to December 31, 2015. The debt facilities also provide for negative covenants customary for these types of facilities and allows the Company to enter into equipment financing obligations up to $30.0 million. As at December 31, 2017 and December 31, 2016, the Company was in compliance with these covenants.
Term loan [Member]
Statement [Line Items]
Borrowings	$ 15,485	$ 27,721	$ 35,000	0
Borrowings, Repayment terms	The $35.0 million term loan is repayable in 11 equal quarterly instalments of $3.2 million in principal plus related interest, with the final instalment due in February 2019.
Borrowings, interest rate basis	The term loan bears an interest rate of LIBOR plus a range from 3.25% to 4.00%, depending on certain financial parameters of the Company.
Borrowings, interest rate	6.70%	6.30%
Revolving credit facility [Member]
Statement [Line Items]
Borrowings	$ 16,284	$ 16,217		$ 15,000
Revolving credit facility			$ 25,000
Borrowings, interest rate basis	The $25.0 million revolving credit facility matures in three years on February 8, 2019 and bears the same interest rate as the term loan plus a relevant standby fee from 0.81% to 1.00% from the undrawn portion of the facility.
Revolving credit facility, description of use of proceeds	Proceeds from the revolving credit facility were used to replace the prior SilverCrest’s $15.0 million credit facility that was due to expire in June 2016.
Amount drawn from borrowing facilities	$ 16,100
Undrawn borrowing facilities	$ 8,900